Other Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Long-term portion of derivative liabilities	$ 24	$ 18
Codelco preferential dividend liability	548	444
QB variable consideration to IMSA	60	115
Downstream pipeline take-or-pay toll commitment (b)	285	270
Other liabilities	182	89
Other non-current liabilities	1,099	1,143
Settlement payables	23	15
Neptune Bulk Terminals Inc.
Disclosure of other provisions [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 0	$ 207